Troubled Debt Restructuring (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		¥ 3,078
Loan forgiveness or debt to equity swaps charge-off	[2]	¥ 1,739	1,321
Interest rate reduction and/or Postponement of principal and/or interest		748,414	646,107
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		3,078
Loan forgiveness or debt to equity swaps charge-off	[2]	1,236	1,321
Interest rate reduction and/or Postponement of principal and/or interest		697,684	585,759
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		235
Loan forgiveness or debt to equity swaps charge-off	[2]	1,236	481
Interest rate reduction and/or Postponement of principal and/or interest		380,149	196,705
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		2,528
Loan forgiveness or debt to equity swaps charge-off	[2]		136
Interest rate reduction and/or Postponement of principal and/or interest		31,554	44,573
Domestic | Services
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		310
Loan forgiveness or debt to equity swaps charge-off	[2]		555
Interest rate reduction and/or Postponement of principal and/or interest		55,592	57,945
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		5
Loan forgiveness or debt to equity swaps charge-off	[2]		149
Interest rate reduction and/or Postponement of principal and/or interest		153,577	170,217
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest		25,452	34,598
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest		13,482	31,901
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest		2,607	1,998
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest		35,271	47,822
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps charge-off	[2]	503
Interest rate reduction and/or Postponement of principal and/or interest		¥ 50,730	¥ 60,348

[1]	Amounts represent the book values of loans immediately after the restructurings.
[2]	Charge-offs represent the losses recorded in the consolidated statements of income for the fiscal year that resulted from the restructurings.